UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited)

July 31, 2007

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 87.3%
Aerospace & Defense — 1.7%
$1,585,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,509,712
	DRS Technologies Inc., Senior Subordinated Notes:
1,535,000	6.625% due 2/1/16	1,465,925
3,350,000	7.625% due 2/1/18	3,232,750
	Hawker Beechcraft Acquisition Co.:
3,710,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	3,682,175
4,350,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	4,317,375
106,119	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (c)(d)	0
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,555,000
	Total Aerospace & Defense	19,762,937
Airlines — 1.8%
	Continental Airlines Inc.:
965,000	Notes, 8.750% due 12/1/11	916,750
	Pass-Through Certificates:
198,893	Series 1998-1, Class C, 6.541% due 9/15/08	198,402
1,240,336	Series 2000-2, Class C, 8.312% due 10/2/12	1,259,260
1,365,000	Series C, 7.339% due 4/19/14	1,357,916
7,380,000	DAE Aviation Holdings Inc., 11.250% due 8/1/15 (a)	7,195,500
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
1,785,886	6.619% due 3/18/11	1,804,185
6,135,000	7.111% due 9/18/11	6,152,255
2,135,000	7.711% due 9/18/11	2,103,642
	Total Airlines	20,987,910
Auto Components — 1.0%
3,335,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,517,925
9,790,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (e)	8,713,100
	Total Auto Components	11,231,025
Automobiles — 2.0%
	Ford Motor Co.:
	Debentures:
1,880,000	8.875% due 1/15/22	1,593,300
3,425,000	8.900% due 1/15/32	2,877,000
5,815,000	Notes, 7.450% due 7/16/31	4,506,625
	General Motors Corp.:
5,320,000	Notes, 7.200% due 1/15/11	4,801,300
	Senior Debentures:
2,375,000	8.250% due 7/15/23	1,947,500
8,265,000	8.375% due 7/15/33	6,839,287
	Total Automobiles	22,565,012
Building Products — 1.4%
	Ainsworth Lumber Co., Ltd., Senior Notes:
1,200,000	7.250% due 10/1/12	873,000
550,000	6.750% due 3/15/14	376,750
	Associated Materials Inc.:
7,565,000	Senior Discount Notes, step bond to yield 13.847% due 3/1/14	4,690,300
2,585,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,649,625
1,750,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,513,750
9,655,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.559% due 3/1/14	5,937,825
	Total Building Products	16,041,250

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Capital Markets — 0.3%
$3,000,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	$3,030,000
Chemicals — 1.6%
5,260,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	5,023,300
2,390,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	2,569,250
	Lyondell Chemical Co.:
	Senior Notes:
1,400,000	8.000% due 9/15/14	1,505,000
1,155,000	8.250% due 9/15/16	1,270,500
100,000	Senior Secured Notes, 10.500% due 6/1/13	108,500
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,321,000
4,475,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	3,915,625
1,255,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,154,600
	Total Chemicals	18,867,775
Commercial Banks — 1.6%
5,260,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	5,509,850
4,490,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	4,282,562
	ICICI Bank Ltd., Subordinated Bonds:
1,174,000	6.375% due 4/30/22 (a)(f)	1,116,371
1,170,000	6.375% due 4/30/22 (f)	1,105,258
	Russian Agricultural Bank, Loan Participation Notes:
1,654,000	7.175% due 5/16/13 (a)	1,701,635
1,055,000	6.299% due 5/15/17 (a)	1,000,984
	TuranAlem Finance BV, Bonds:
2,785,000	8.250% due 1/22/37 (a)	2,471,687
1,059,000	8.250% due 1/22/37 (a)	939,863
	Total Commercial Banks	18,128,210
Commercial Services & Supplies — 2.7%
5,985,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,955,075
	Allied Waste North America Inc., Senior Notes:
250,000	6.875% due 6/1/17	233,750
	Series B:
5,690,000	7.375% due 4/15/14	5,391,275
1,050,000	7.250% due 3/15/15	1,018,500
675,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	671,625
7,693,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	7,885,325
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,004,375
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,567,500
4,800,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	4,704,000
	Total Commercial Services & Supplies	30,431,425
Communications Equipment — 0.5%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,246,000
Consumer Finance — 3.4%
3,115,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	3,005,975
	Ford Motor Credit Co.:
	Notes:
3,075,000	7.875% due 6/15/10	2,942,400
3,320,000	7.000% due 10/1/13	2,991,227
	Senior Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Consumer Finance — 3.4% (continued)
$4,248,000	10.610% due 6/15/11 (f)	$4,407,343
1,950,000	9.875% due 8/10/11	1,976,245
1,210,000	8.110% due 1/13/12 (f)	1,156,420
2,490,000	8.000% due 12/15/16	2,298,484
	General Motors Acceptance Corp.:
14,270,000	Bonds, 8.000% due 11/1/31 (e)	13,435,091
6,890,000	Notes, 6.875% due 8/28/12	6,344,229
	Total Consumer Finance	38,557,414
Containers & Packaging — 2.2%
2,500,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14	2,300,000
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	1,930,000
	Graham Packaging Co. Inc.:
1,000,000	8.500% due 10/15/12	940,000
6,630,000	Senior Subordinated Notes, 9.875% due 10/15/14	6,265,350
4,725,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,748,625
2,349,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	2,448,832
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,512,350
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	12,344
3,205,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	3,012,700
2,355,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	2,207,813
	Total Containers & Packaging	25,378,014
Diversified Consumer Services — 0.7%
	Education Management LLC/Education Management Finance Corp.:
1,505,000	Senior Notes, 8.750% due 6/1/14	1,505,000
4,410,000	Senior Subordinated Notes, 10.250% due 6/1/16	4,410,000
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	653,645
	Senior Notes:
1,200,000	7.625% due 10/1/18	1,149,000
1,010,000	7.500% due 4/1/27 (a)	903,950
	Total Diversified Consumer Services	8,621,595
Diversified Financial Services — 2.1%
4,060,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	3,633,700
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,088,900
135,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	139,387
4,400,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.860% due 11/15/14 (f)	4,554,000
2,375,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,232,500
700,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	672,000
1,360,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	1,368,500
838,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	879,900
2,180,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	2,071,000
4,130,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.967% due 10/1/15	3,035,550
3,775,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,529,625
	Total Diversified Financial Services	24,205,062
Diversified Telecommunication Services — 6.5%
	Axtel SAB de CV:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Diversified Telecommunication Services — 6.5% (continued)
$370,000	7.625% due 2/1/17 (a)	$352,425
4,740,000	Senior Notes, 7.625% due 2/1/17 (a)	4,514,850
3,970,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	3,751,650
1,260,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	1,089,900
	Citizens Communications Co.:
315,000	7.050% due 10/1/46	232,313
385,000	Senior Bonds, 7.125% due 3/15/19	349,869
3,640,000	Senior Notes, 7.875% due 1/15/27	3,221,400
3,576,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	3,772,680
	Intelsat Bermuda Ltd.:
4,315,000	9.250% due 6/15/16	4,422,875
6,440,000	Senior Notes, 11.250% due 6/15/16	6,762,000
1,355,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	1,370,244
	Level 3 Financing Inc.:
4,515,000	9.250% due 11/1/14	4,334,400
3,000,000	Senior Notes, 9.150% due 2/15/15 (a)(f)	2,850,000
4,525,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,502,375
	NTL Cable PLC, Senior Notes:
80,000	8.750% due 4/15/14	80,400
6,900,000	9.125% due 8/15/16	7,003,500
2,320,000	PAETEC Holding Corp., Secured, 9.500% due 7/15/15 (a)	2,227,200
900,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	868,500
	Qwest Corp.:
3,878,000	Debentures, 6.875% due 9/15/33	3,378,707
7,325,000	Notes, 8.875% due 3/15/12	7,737,031
4,770,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,601,350
2,065,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	1,889,475
610,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	631,350
5,380,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,474,150
	Total Diversified Telecommunication Services	74,418,644
Electric Utilities — 0.8%
202,000	Enersis SA, Notes, 7.375% due 1/15/14	209,367
1,665,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,723,275
1,106,110	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,142,405
2,570,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,801,300
4,055,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	3,710,325
	Total Electric Utilities	9,586,672
Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
2,795,000	Senior Notes, 9.500% due 10/15/15	2,431,650
2,420,000	Senior Secured Notes, 7.875% due 10/15/14	2,247,575
	Total Electronic Equipment & Instruments	4,679,225
Energy Equipment & Services — 0.8%
3,270,000	Complete Production Services Inc., 8.000% due 12/15/16	3,155,550
1,275,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,255,875
3,175,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,516,313
1,210,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,206,975

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Energy Equipment & Services — 0.8% (continued)
$400,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	$447,256
	Total Energy Equipment & Services	9,581,969
Food & Staples Retailing — 0.2%
2,591,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	2,875,038
Food Products — 0.4%
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,432,000
	Senior Notes:
2,065,000	7.250% due 6/15/10	1,904,963
1,050,000	8.875% due 3/15/11	981,750
	Total Food Products	4,318,713
Gas Utilities — 0.6%
7,425,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	6,868,125
Health Care Equipment & Supplies — 0.2%
1,960,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,793,400
Health Care Providers & Services — 4.5%
8,020,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	7,829,525
	DaVita Inc.:
240,000	Senior Notes, 6.625% due 3/15/13	230,400
4,885,000	Senior Subordinated Notes, 7.250% due 3/15/15	4,652,963
	HCA Inc.:
950,000	Debentures, 7.500% due 11/15/95	727,863
1,500,000	Notes, 6.375% due 1/15/15	1,166,250
6,115,000	Senior Notes, 6.500% due 2/15/16	4,739,125
	Senior Secured Notes:
3,580,000	9.250% due 11/15/16 (a)	3,562,100
6,410,000	9.625% due 11/15/16 (a)(b)	6,377,950
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,632,000
	Tenet Healthcare Corp., Senior Notes:
2,370,000	6.375% due 12/1/11	2,026,350
6,000,000	7.375% due 2/1/13	5,040,000
3,880,000	9.875% due 7/1/14	3,472,600
1,470,000	6.875% due 11/15/31	1,073,100
	Universal Hospital Services Inc., Secured Notes:
870,000	8.500% due 6/1/15 (a)(b)	789,525
910,000	8.759% due 6/1/15 (a)(f)	853,125
4,620,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	4,296,600
	Total Health Care Providers & Services	51,469,476
Hotels, Restaurants & Leisure — 5.5%
360,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	330,300
	Boyd Gaming Corp., Senior Subordinated Notes:
600,000	7.750% due 12/15/12	603,000
1,000,000	6.750% due 4/15/14	945,000
4,560,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	3,716,400
	Caesars Entertainment Inc., Senior Subordinated Notes:
4,500,000	8.875% due 9/15/08	4,601,250
3,000,000	8.125% due 5/15/11	2,835,000
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,588,750
1,150,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	1,115,500

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 5.5% (continued)
$4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	$4,819,500
1,635,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,659,525
1,915,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	1,661,262
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	3,569,000
4,070,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,334,550
910,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	824,687
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,561,250
	MGM MIRAGE Inc.:
955,000	Notes, 6.750% due 9/1/12	897,700
	Senior Notes:
355,000	8.500% due 9/15/10	360,325
620,000	7.500% due 6/1/16	579,700
4,470,000	7.625% due 1/15/17	4,179,450
455,000	Senior Subordinated Notes, 8.375% due 2/1/11	462,963
380,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	355,775
1,805,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	1,579,375
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,770,500
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	4,224,750
2,255,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,984,400
	Snoqualmie Entertainment Authority, Senior Secured Notes:
885,000	9.150% due 2/1/14 (a)(f)	876,150
840,000	9.125% due 2/1/15 (a)	835,800
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	36,800
3,660,000	7.750% due 8/15/16	3,449,550
	Senior Subordinated Notes:
80,000	6.875% due 3/1/16	67,800
1,635,000	6.625% due 3/15/18	1,316,175
	Total Hotels, Restaurants & Leisure	63,142,187
Household Durables — 1.4%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	294,500
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)	0
3,355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	3,036,275
	K Hovnanian Enterprises Inc., Senior Notes:
2,605,000	7.500% due 5/15/16	2,097,025
2,700,000	8.625% due 1/15/17	2,241,000
2,590,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,602,950
5,765,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.952% due 9/1/12	4,986,725
510,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	504,900
	Total Household Durables	15,763,375
Household Products — 0.3%
70,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	67,550
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,880,550
1,425,000	Yankee Acquisition Corp., Series B, 9.750% due 2/15/17	1,275,375
	Total Household Products	3,223,475
Independent Power Producers & Energy Traders — 3.7%
2,480,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,471,866
	AES Corp.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Independent Power Producers & Energy Traders — 3.7% (continued)
	Senior Notes:
$1,155,000	9.500% due 6/1/09	$1,183,875
1,900,000	9.375% due 9/15/10	1,957,000
730,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	771,975
	Dynegy Holdings Inc.:
3,605,000	Senior Debentures, 7.625% due 10/15/26	2,974,125
3,770,000	Senior Notes, 7.750% due 6/1/19 (a)	3,279,900
	Edison Mission Energy, Senior Notes:
445,000	7.500% due 6/15/13	431,650
2,600,000	7.750% due 6/15/16	2,502,500
2,500,000	7.200% due 5/15/19 (a)	2,243,750
2,670,000	7.625% due 5/15/27 (a)	2,342,925
	Mirant Mid Atlantic LLC:
1,923,235	Pass-Through Certificates, Series B, 9.125% due 6/30/17	2,114,272
584,577	Series C, 10.060% due 12/30/28	701,857
4,235,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,235,000
	NRG Energy Inc., Senior Notes:
890,000	7.250% due 2/1/14	861,075
11,570,000	7.375% due 2/1/16 (e)	11,193,975
1,800,000	7.375% due 1/15/17	1,741,500
890,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	701,319
	Total Independent Power Producers & Energy Traders	41,708,564
Industrial Conglomerates — 0.1%
680,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	724,200
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(g)	0
940,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	982,300
	Total Industrial Conglomerates	1,706,500
Internet & Catalog Retail — 0.2%
2,218,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	2,079,375
IT Services — 0.8%
	SunGard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	2,929,000
5,980,000	Senior Subordinated Notes, 10.250% due 8/15/15	6,009,900
	Total IT Services	8,938,900
Leisure Equipment & Products — 0.2%
3,110,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	2,799,000
Machinery — 0.1%
1,260,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,234,800
Media — 9.1%
	Affinion Group Inc.:
4,465,000	Senior Notes, 10.125% due 10/15/13	4,509,650
4,030,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,070,300
5,565,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	5,773,687
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,185,000	Senior Accreting Notes, 12.125% due 1/15/15	1,149,450
8,430,000	Senior Notes, 11.750% due 5/15/14 (e)	8,092,800
6,551,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,583,755
	CCH II LLC/CCH II Capital Corp., Senior Notes:
4,390,000	10.250% due 9/15/10	4,488,775
3,032,000	10.250% due 10/1/13	3,115,380
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,526,250

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Media — 9.1% (continued)
$1,325,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	$1,338,250
1,375,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	1,381,875
3,270,000	CMP Susquehanna Corp., 9.875% due 5/15/14	3,057,450
	CSC Holdings Inc.:
4,210,000	Senior Debentures, Series B, 8.125% due 8/15/09	4,210,000
	Senior Notes, Series B:
280,000	8.125% due 7/15/09	280,000
3,400,000	7.625% due 4/1/11	3,272,500
813,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	868,894
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	3,031,750
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,472,920
	EchoStar DBS Corp., Senior Notes:
3,410,000	7.000% due 10/1/13	3,290,650
8,010,000	7.125% due 2/1/16	7,609,500
2,419,000	Globo Communicacoes Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	2,219,433
5,025,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,786,312
930,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(f)	941,625
2,365,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,163,975
2,615,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,696,719
1,255,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,185,975
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,000,000	Series A-1, 6.875% due 1/15/13	905,000
2,200,000	Series A-2, 6.875% due 1/15/13	1,991,000
5,200,000	Senior Notes, Series A-3, 8.875% due 1/15/16	5,083,000
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	954,000
280,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	287,521
506,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	508,530
	TL Acquisitions Inc.:
4,460,000	Senior Notes, 10.500% due 1/15/15 (a)	4,125,500
3,380,000	Senior Subordinated Notes, step bond to yield 13.358% due 7/15/15 (a)	2,569,848
	XM Satellite Radio Inc., Senior Notes:
1,740,000	9.856% due 5/1/13 (f)	1,653,000
1,300,000	9.750% due 5/1/14	1,267,500
	Total Media	103,462,774
Metals & Mining — 3.7%
385,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	426,388
14,660,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (e)	15,429,650
	Metals USA Holdings Corp., Senior Notes:
1,050,000	11.360% due 1/15/12 (a)(b)	1,050,000
2,800,000	11.360% due 7/1/12 (a)(b)	2,590,000
5,685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	6,082,950
2,870,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)	2,712,150
3,750,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,778,125
2,930,000	Tube City IMS Corp., 9.750% due 2/1/15	2,864,075
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34	1,456,082

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†		Security	Value
Metals & Mining — 3.7% (continued)
$6,178,000		6.875% due 11/21/36	$6,040,539
		Total Metals & Mining	42,429,959
Multiline Retail — 1.3%
		Dollar General Corp.:
4,160,000		Senior Notes, 10.625% due 7/15/15 (a)	3,702,400
4,010,000		Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	3,428,550
		Neiman Marcus Group Inc.:
2,680,000		Senior Notes, 9.000% due 10/15/15 (b)	2,807,300
4,320,000		Senior Subordinated Notes, 10.375% due 10/15/15	4,568,400
		Total Multiline Retail	14,506,650
Oil, Gas & Consumable Fuels — 10.4%
5,145,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,170,725
		Chesapeake Energy Corp., Senior Notes:
4,430,000		6.625% due 1/15/16	4,197,425
2,755,000		6.500% due 8/15/17	2,555,263
1,005,000		Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	984,900
2,825,588		Corral Finans AB, 10.360% due 4/15/10 (a)(b)	2,740,820
		El Paso Corp.:
		Medium-Term Notes:
5,025,000		7.800% due 8/1/31	4,878,305
7,525,000		7.750% due 1/15/32	7,263,574
5,200,000		Notes, 7.875% due 6/15/12	5,408,541
		Enterprise Products Operating LP:
740,000		7.034% due 1/15/68 (f)	677,790
2,250,000		Junior Subordinated Notes, 8.375% due 8/1/66 (f)	2,299,178
5,060,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,047,350
		Gazprom:
		Bonds:
104,590,000	RUB	Series A7, 6.790% due 10/29/09	4,132,243
34,860,000	RUB	Series A8, 7.000% due 10/27/11	1,397,075
		Loan Participation Notes:
2,503,000		6.212% due 11/22/16 (a)	2,381,104
1,770,000		Senior Notes, 6.510% due 3/7/22 (a)	1,697,076
50,960,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	2,023,693
2,325,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	2,336,625
3,705,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,241,875
		Mariner Energy Inc., Senior Notes:
1,465,000		7.500% due 4/15/13	1,395,413
1,110,000		8.000% due 5/15/17	1,048,950
995,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	1,009,925
		OPTI Canada Inc., Senior Secured Notes:
190,000		7.875% due 12/15/14 (a)	187,150
1,955,000		8.250% due 12/15/14 (a)	1,964,775
		Pemex Project Funding Master Trust:
1,846,000		6.125% due 8/15/08	1,861,691
250,000		7.375% due 12/15/14	266,506
1,298,000		Senior Notes, 5.960% due 12/3/12 (a)(f)	1,299,623
1,925,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,992,375
		Petroplus Finance Ltd.:
1,080,000		6.750% due 5/1/14 (a)	990,900
2,250,000		7.000% due 5/1/17 (a)	2,064,375
		Petrozuata Finance Inc.:
4,276,000		8.220% due 4/1/17 (a)	4,211,860
268,000		8.220% due 4/1/17 (a)	268,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 10.4% (continued)
	Pogo Producing Co., Senior Subordinated Notes:
$1,130,000	7.875% due 5/1/13	$1,149,775
2,000,000	Series B, 8.250% due 4/15/11	2,032,500
5,665,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	5,608,350
160,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	149,600
3,000,000	Stallion Oilfield Services, 9.820% due 7/31/12	2,955,000
8,435,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (e)	8,350,650
230,000	TNK-BP Finance SA, 6.625% due 3/20/17 (a)	214,475
2,275,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,149,875
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000	7.250% due 5/1/12	2,422,500
1,975,000	7.000% due 2/1/14	1,856,500
	Williams Cos. Inc.:
90,000	Debentures, Series A, 7.500% due 1/15/31	89,100
	Notes:
3,650,000	7.875% due 9/1/21	3,814,250
6,225,000	8.750% due 3/15/32	6,909,750
3,700,000	Senior Notes, 7.625% due 7/15/19	3,774,000
	Total Oil, Gas & Consumable Fuels	118,471,430
Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
2,845,000	6.000% due 6/20/13	2,261,775
2,550,000	8.375% due 4/1/15	2,091,000
	Abitibi-Consolidated Inc.:
	Debentures:
1,750,000	7.400% due 4/1/18	1,338,750
150,000	8.850% due 8/1/30	120,000
	Notes:
835,000	8.550% due 8/1/10	776,550
700,000	7.750% due 6/15/11	619,500
	Appleton Papers Inc.:
3,895,000	Senior Notes, 8.125% due 6/15/11	3,992,375
4,685,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,825,550
	NewPage Corp.:
	Senior Secured Notes:
960,000	10.000% due 5/1/12	984,000
4,290,000	11.606% due 5/1/12 (f)	4,611,750
1,170,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,224,112
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	947,500
	Verso Paper Holdings LLC:
370,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	372,775
965,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	989,125
	Total Paper & Forest Products	25,154,762
Pharmaceuticals — 0.7%
9,395,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)	7,891,800
Real Estate Investment Trusts (REITs) — 0.8%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	125,450
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,443,750
1,860,000	Series O, 6.375% due 3/15/15	1,748,400
920,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	749,800
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,245,000	6.500% due 6/1/16	1,156,294

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Real Estate Investment Trusts (REITs) — 0.8% (continued)
$3,105,000	6.750% due 4/1/17	$2,918,700
	Total Real Estate Investment Trusts (REITs)	9,142,394
Real Estate Management & Development — 0.8%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,820,300
8,945,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	7,513,800
	Total Real Estate Management & Development	9,334,100
Road & Rail — 1.7%
4,850,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	5,141,000
	Hertz Corp.:
3,930,000	Senior Notes, 8.875% due 1/1/14	3,949,650
7,760,000	Senior Subordinated Notes, 10.500% due 1/1/16 (e)	8,070,400
	Kansas City Southern de Mexico, Senior Notes:
910,000	7.625% due 12/1/13 (a)	912,275
125,000	7.375% due 6/1/14 (a)	121,562
840,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	831,600
	Total Road & Rail	19,026,487
Semiconductors & Semiconductor Equipment — 0.3%
3,295,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	3,023,163
Software — 0.3%
3,540,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	3,194,850
Specialty Retail — 0.7%
	AutoNation Inc., Senior Notes:
745,000	7.360% due 4/15/13 (f)	696,575
830,000	7.000% due 4/15/14	780,200
4,810,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	4,028,375
1,995,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,194,500
	Total Specialty Retail	7,699,650
Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
5,470,000	9.750% due 1/15/15	5,552,050
400,000	8.875% due 4/1/16	388,000
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	2,256,750
	Total Textiles, Apparel & Luxury Goods	8,196,800
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
875,000	8.500% due 5/15/12 (a)	866,250
1,970,000	11.000% due 5/15/12	2,078,350
	Total Tobacco	2,944,600
Trading Companies & Distributors — 1.1%
2,955,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,984,550
3,235,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	3,315,875
4,865,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	5,181,225
655,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	645,175
	Total Trading Companies & Distributors	12,126,825
Transportation Infrastructure — 0.5%
	Saint Acquisition Corp., Secured Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security		Value
Transportation Infrastructure — 0.5% (continued)
$600,000		13.107% due 5/15/15 (a)(f)	$429,000
7,040,000		12.500% due 5/15/17 (a)	5,033,600
		Total Transportation Infrastructure	5,462,600
Wireless Telecommunication Services — 3.0%
1,825,000		American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,815,875
		MetroPCS Wireless Inc., Senior Notes:
3,860,000		9.250% due 11/1/14 (a)	3,802,100
1,000,000		9.250% due 11/1/14 (a)	985,000
4,180,000		Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	4,058,032
440,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	464,937
		Rural Cellular Corp.:
1,575,000		Senior Notes, 9.875% due 2/1/10	1,641,937
2,105,000		Senior Secured Notes, 8.250% due 3/15/12	2,168,150
2,590,000		Senior Subordinated Notes, 8.360% due 6/1/13 (a)(f)	2,615,900
13,410,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)(e)	14,214,600
2,220,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16	2,278,763
		Total Wireless Telecommunication Services	34,045,294
		TOTAL CORPORATE BONDS & NOTES (Cost — $1,036,209,618)	995,355,205
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(g) (Cost - $2,052,466)	0
CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
1,110,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $1,110,000)	1,290,375
SOVEREIGN BONDS — 6.3%
Argentina — 0.6%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (g)	647,868
300,000	EUR	9.000% due 6/20/03 (g)	138,315
250,000	EUR	10.250% due 1/26/07 (g)	124,689
275,000	EUR	8.000% due 2/26/08 (g)	133,387
5,530,930	ARS	Bonds, 2.000% due 1/3/10 (f)	3,722,145
665,000		Bonds, Series VII, 7.000% due 9/12/13	593,568
97,000	EUR	GDP Linked Securities, 0.662% due 12/15/35 (f)	16,226
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (c)(g)	563,885
600,000	EUR	8.125% due 10/4/04 (g)	277,658
525,000	EUR	9.000% due 5/24/05 (g)	251,229
		Total Argentina	6,468,970
Brazil — 1.5%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10 (f)	527
18,729,000	BRL	9.762% due 7/1/10 (e)(f)	9,772,117
2,175,000	BRL	Series B, 6.000% due 5/15/45 (f)	1,882,949
		Federative Republic of Brazil:
2,430,000		11.000% due 8/17/40	3,141,990
		Collective Action Securities:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security		Value
Brazil — 1.5% (continued)
$1,203,000		8.750% due 2/4/25	$1,457,735
197,000		Notes, 8.000% due 1/15/15	213,647
		Total Brazil	16,468,965
Colombia — 0.4%
		Republic of Colombia:
100,000		7.375% due 1/27/17	106,450
4,615,000		7.375% due 9/18/37	4,921,897
		Total Colombia	5,028,347
Ecuador — 0.2%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	1,777,125
Indonesia — 0.3%
		Republic of Indonesia:
8,077,000,000	IDR	Series FR40, 11.000% due 9/15/25	955,233
6,948,000,000	IDR	Series FR42, 10.250% due 7/15/27	774,321
11,011,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,228,749
8,327,000,000	IDR	Series FR45, 9.750% due 5/15/37	885,778
		Total Indonesia	3,844,081
Mexico — 1.1%
		United Mexican States:
50,000		11.375% due 9/15/16	69,187
11,592,000		Medium-Term Notes, Series A, 6.750% due 9/27/34 (e)	12,215,070
		Total Mexico	12,284,257
Panama — 0.3%
		Republic of Panama:
1,285,000		9.625% due 2/8/11	1,435,987
350,000		7.250% due 3/15/15	368,375
1,320,000		6.700% due 1/26/36	1,316,700
		Total Panama	3,121,062
Peru — 0.0%
		Republic of Peru:
259,000		Bonds, 6.550% due 3/14/37	256,734
198,000		Global Bonds, 7.350% due 7/21/25	217,305
		Total Peru	474,039
Russia — 0.0%
244,000		Russian Federation, 12.750% due 6/24/28 (a)	425,780
Turkey — 1.0%
		Republic of Turkey:
2,023,000	TRY	14.000% due 1/19/11	1,479,252
490,000		7.000% due 6/5/20	485,100
1,175,000		11.875% due 1/15/30	1,786,734
594,000		Bonds, 7.000% due 9/26/16	598,455
7,954,000		Notes, 6.875% due 3/17/36	7,427,048
		Total Turkey	11,776,589
Uruguay — 0.1%
1,026,307		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,098,148
Venezuela — 0.8%
		Bolivarian Republic of Venezuela:
273,000		8.500% due 10/8/14	277,778

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Face Amount†	Security	Value
Venezuela — 0.8% (continued)
$8,258,000	5.750% due 2/26/16	$7,019,300
241,000	7.650% due 4/21/25	220,515
	Collective Action Securities:
1,164,000	9.375% due 1/13/34	1,244,025
183,000	Notes, 10.750% due 9/19/13	205,646
	Total Venezuela	8,967,264
	TOTAL SOVEREIGN BONDS (Cost — $71,318,470)	71,734,627
LOAN PARTICIPATIONS — 1.7%
Diversified Telecommunication Services — 0.4%
5,000,000	Univision Communications Inc., Term Loan B, 7.605% due 9/15/14 (f)(h)	4,632,188
Oil, Gas & Consumable Fuels — 0.9%
279,613	Ashmore Energy International, Synthetic Revolving Department, 8.260% due 3/30/14 (Credit Suisse) (f)(h)	274,021
2,130,387	Ashmore Energy Term Loan, 8.360% due 3/30/14 (Credit Suisse) (f)(h)	2,087,779
7,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (Banc of America Securities) (f)(h)	7,350,000
	Total Oil, Gas & Consumable Fuels	9,711,800
Paper & Forest Products — 0.2%
2,500,000	Verso Paper Holdings Term Loan, 11.605% due 2/1/12 (Credit Suisse) (f)(h)	2,493,750
Trading Companies & Distributors — 0.2%
2,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (Deutsche Bank Securities) (f)(h)	2,045,000
	TOTAL LOAN PARTICIPATIONS (Cost — $19,007,519)	18,882,738

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors & Gifts Inc. (c)(d)*	106,859
52,472	Mattress Discounters Corp. (c)(d)*	0
	TOTAL CONSUMER DISCRETIONARY	106,859
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,784	Imperial Sugar Co.	101,828
	TOTAL COMMON STOCKS (Cost — $7,846,354)	208,687
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
5,355	Chesapeake Energy Corp. Convertible, 6.250% (Cost - $1,345,637)	1,494,045
ESCROWED SHARES — 0.0%
2,025,000	Pillowtex Corp. (c)(d)* (Cost - $0)	0
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.1%
65,000	Ford Motor Co., 7.400%	1,140,100
1,800	Ford Motor Co., 8.000%	32,616
1,800	Ford Motor Co., Series F, 7.550%	31,050
	Total Automobiles	1,203,766

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2007

Shares	Security	Value
Media — 0.1%
150	ION Media Networks Inc., 13.250% (b)	$1,072,500
	TOTAL CONSUMER DISCRETIONARY	2,276,266
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
12,100	Preferred Plus, Series FRD-1, 7.400%	211,871
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	161,130
44,100	Saturns, Series F 2003-5, 8.125%	800,415
17,552	TCR Holdings Corp., Class B Shares, (c)(d)*	17
9,654	TCR Holdings Corp., Class C Shares, (c)(d)*	10
25,451	TCR Holdings Corp., Class D Shares, (c)(d)*	25
52,657	TCR Holdings Corp., Class E Shares, (c)(d)*	53
	TOTAL FINANCIALS	1,173,521
	TOTAL PREFERRED STOCKS (Cost — $3,400,005)	3,449,787

Warrants
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	693,750
3,500	Brown Jordan International Inc., Expires 8/15/07(a)(c)*	31
31,517,970	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(c)(d)*	32
2,750	Leap Wireless International Inc., Expires 4/15/10(c)(d)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(c)(d)*	0
13,614	Pillowtex Corp., Expires 11/24/09(c)(d)*	0
5,000	UbiquiTel Inc., Expires 4/15/10(a)(c)(d)*	50
	TOTAL WARRANTS (Cost — $538,361)	693,863
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,142,828,430)	1,093,109,327

Face Amount†
SHORT-TERM INVESTMENTS — 4.1%
Sovereign Bonds — 1.6%
		Bank Negara Malaysia Monetary Notes:
$5,005,000	MYR	Zero coupon bond to yield 3.184% due 8/9/07	1,447,825
2,955,000	MYR	Zero coupon bond to yield 3.324% due 8/9/07	854,784
6,600,000	MYR	Series 2307, Zero coupon bond to yield 3.487% due 1/17/08	1,874,633
		Egypt Treasury Bills:
47,100,000	EGP	Zero coupon bond to yield 9.643% due 10/30/07	8,144,509
33,275,000	EGP	Zero coupon bond to yield 9.307% due 11/6/07	5,774,922
		Total Sovereign Bonds (Cost — $17,936,185)	18,096,673
Repurchase Agreement — 2.5%
28,913,000		Nomura Securities International Inc. repurchase agreement dated 7/31/07, 5.250% due 8/1/07; Proceeds at maturity - $28,917,216; (Fully collateralized by U.S. government agency obligation, 6.000% due 5/23/17; Market value - $29,491,385) (Cost - $28,913,000)	28,913,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $46,849,185)	$47,009,673
		TOTAL INVESTMENTS — 100.0% (Cost — $1,189,677,615#)	$1,140,119,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(e)	All or a portion of this security is segregated for extended settlements and reverse repurchase agreements.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(g)	Security is currently in default.
(h)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities.  As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security  at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund's custodian delivers to the counterparty  liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

2.  Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,731,246
Gross unrealized depreciation	(66,289,861)
Net unrealized depreciation	$(49,558,615)

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate *	Outstanding
$ 81,006,888	5.259%	$ 104,901,159

Interest rates on reverse repurchase agreements ranged from 3.250% to 5.400% during the period ended July 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $1,088,702.

At July 31, 2007, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$1,699,243	Reverse Repurchase Agreement with Credit Suisse, dated 11/9/06 bearing 5.250% to be repurchased at $1,765,159 on 8/2/07, collateralized by: $1,846,000 Pemex Proj FDG Master TR, 6.125% due 8/15/08; Market value (including accrued interest) - $1,913,852	$1,699,243

1,323,416	Reverse Repurchase Agreement with Credit Suisse, dated 11/30/06 bearing 5.350% to be repurchased at $1,371,601 on 8/2/07, collateralized by: $1,360,000 TNK-BP Finance SA, 7.500% due 7/18/16; Market value (including accrued interest) - $1,372,380	1,323,416

615,300	Reverse Repurchase Agreement with Credit Suisse, dated 12/14/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $500,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) - $671,569	615,300

1,362,375	Reverse Repurchase Agreement with Credit Suisse, dated 1/31/07 bearing 5.250% to be repurchased at $1,398,733 on 8/2/07, collateralized by: $2,100,000 Republic of Ecuador, 10.000% due 8/15/30; Market value (including accrued interest) - $1,874,003	1,362,375

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
$1,136,636	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 3/23/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $1,026,308 Republico Oriental Del Uruguay, 7.625% due 3/21/36; Market value (including accrued interest) - $1,126,432	$1,136,636

2,847,663	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 3/23/07 bearing 5.000% to be repurchased at an amount and date to be determined, collateralized by: $2,785,000 Turanalem Finance BV Global, 8.250% due 1/22/37; Market value (including accrued interest) - $2,477,931	2,847,663

633,204	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 3/23/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value (including accrued interest) - $612,918	633,204

1,811,595	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 3/23/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $1,770,000 Gaz Cap SA Luxembourg, 6.510% due 3/7/22; Market value (including accrued interest) - $1,743,104	1,811,595

2,214,672	Reverse Repurchase Agreement with Credit Suisse, dated 4/30/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA, 8.250% due 5/23/16; Market value (including accrued interest) - $2,313,602	2,214,672

1,054,487	Reverse Repurchase Agreement with Credit Suisse, dated 5/09/07 bearing 5.300% to be repurchased at $1,067,683 on 8/2/07, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) - $1,135,388	1,054,487

5,494,713	Reverse Repurchase Agreement with Credit Suisse, dated 6/18/07 bearing 5.350% to be repurchased at $5,531,459 on 8/2/07, collateralized by: $6,178,000 Vale Overseas Ltd, 6.875% due 11/21/36; Market value (including accrued interest) - $6,123,640	5,494,713

2,205,393	Reverse Repurchase Agreement with Credit Suisse, dated 6/18/07 bearing 5.300% to be repurchased at an amount and date to be determined, collateralized by: $2,503,000 Gaz Cap SA Luxembourg, 6.212% due 11/22/16; Market value (including accrued interest) - $2,411,103	2,205,393

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
$6,698,063	Reverse Repurchase Agreement with Credit Suisse, dated 6/18/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $7,954,000 Republic of Turkey, 6.750% due 3/17/36; Market value (including accrued interest) - $7,630,546	$6,698,063

4,724,837	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/07 bearing 5.300% to be repurchased at $4,750,574 on 8/2/07, collateralized by: $4,615,000 Republic of Colombia, 7.375% due 9/18/37; Market value (including accrued interest) - $5,047,681	4,724,837

1,279,476	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/07 bearing 5.400% to be repurchased at $1,286,577 on 8/2/07, collateralized by: $1,320,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) - $1,318,142	1,279,476

1,120,466	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/07 bearing 5.400% to be repurchased at $1,126,685 on 8/2/07, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) - $1,249,659	1,120,466

2,113,208	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/07 bearing 5.400% to be repurchased at an amount and date to be determined, collateralized by: $2,480,000 AES China Generating Co., 8.250% due 6/26/10; Market value (including accrued interest) - $2,491,990	2,113,208

1,371,609	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/07 bearing 5.400% to be repurchased at an amount and date to be determined, collateralized by: $1,285,000 Republic of Panama, 9.625% due 2/8/11; Market value (including accrued interest) - $1,495,437	1,371,609

10,003,565	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.350% to be repurchased at $10,048,164 on 8/2/07, collateralized by: $11,050,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) - $11,862,447	10,003,565

11,325,384	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.300% to be repurchased at $11,375,404 on 8/2/07, collateralized by: $11,592,000 United Mexican States, 6.750% due 9/27/34; Market value (including accrued interest) - $12,485,104	11,325,384

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
$3,825,646	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $4,246,000 Petrozuata Finance Inc., 8.220% due 4/1/17; Market value (including accrued interest) - $4,298,650	$3,825,646

4,338,522	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $4,740,000 Axtel Sab de CV, 7.625% due 2/1/17; Market value (including accrued interest) - $4,694,559	4,338,522

6,394,169	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $8,258,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) - $7,223,925	6,394,169

4,740,875	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/07 bearing 5.400% to be repurchased at an amount and date to be determined, collateralized by: $4,850,000 Kansas City Southern de Mexico, 9.375% due 5/1/12; Market value (including accrued interest) - $5,254,672	4,740,875

961,740	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.250% to be repurchased at $964,545 on 8/2/07, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) - $1,124,211	961,740

1,447,197	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at $1,451,498 on 8/2/07, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) - $1,460,399	1,447,197

2,142,644	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at $2,149,012 on 8/2/07, collateralized by: $2,360,000 True Move Co. Ltd., 10.750% due 12/16/13; Market value (including accrued interest) - $2,533,518	2,142,644

4,061,205	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $4,490,000 HSBK Europe BV, 7.250% due 5/3/17; Market value (including accrued interest) - $4,362,174	4,061,205

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
$4,924,938	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $5,260,000 ATF Capital BV, 9.250% due 2/21/14; Market value (including accrued interest) - $5,726,287	$4,924,938

1,292,289	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,298,000 Pemex Proj FDG Master TR, 6.180% due 12/3/12; Market value (including accrued interest) - $1,312,301	1,292,289

1,565,015	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,654,000 RSHB Cap SA, 7.175% due 5/16/13; Market value (including accrued interest) - $1,726,467	1,565,015

1,792,479	Reverse Repurchase Agreement with Credit Suisse, dated 7/13/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $2,419,000 Globo Communicacoes Part, 7.250% due 4/26/22; Market value (including accrued interest) - $2,265,913	1,792,479

2,445,000	Reverse Repurchase Agreement with Credit Suisse, dated 7/17/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $2,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) - $2,686,276	2,445,000

1,163,800	Reverse Repurchase Agreement with Credit Suisse, dated 7/17/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,000,000 Federative Republic of Brazil, 8.750% due 2/4/25; Market value (including accrued interest) - $1,254,775	1,163,800

1,624,673	Reverse Repurchase Agreement with Credit Suisse, dated 7/19/07 bearing 3.900% to be repurchased at an amount and date to be determined, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $1,793,180	1,624,673

	Total Reverse Repurchase Agreements
	(Proceeds - $103,755,497)	103,755,497

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

3. Loan

At July 31, 2007, the Fund had a $225,000,000 loan outstanding pursuant to a revolving credit and security agreement among the Fund, CIESCO, LLC and Citibank, N.A.. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.              CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.              EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   September 26, 2007